Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 14,587	$ 15,362	$ 14,549	$ 14,682
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	1,427	1,157	626
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	5,407	6,362	6,364
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	6,362	6,452	6,669
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 1,391	1,391	890
Other intangible assets | Low
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | High
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 32,040	31,270	30,207
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	2,442	2,159	1,597
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	13,081	13,347	12,800
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	11,686	11,582	11,751
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	4,831	4,182	4,059
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(17,453)	(15,908)	(15,658)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(1,015)	(1,002)	(971)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(7,674)	(6,985)	(6,436)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(5,324)	(5,130)	(5,082)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (3,440)	$ (2,791)	$ (3,169)